Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO - Amit Gupta, Chief Executive Officer(1)	Compensation Actually Paid to PEO - Amit Gupta, Chief Executive Officer (2)	Summary Compensation Table Total for PEO - Karim Temsamani, former Chief Executive Officer(1)	Compensation Actually Paid to PEO - Karim Temsamani, former Chief Executive Officer (2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)
2025	$5,030,252	$3,871,275	$—	$—	$382,876	$563,143
2024	$4,558,382	$3,719,356	$5,215,254	$981,193	$367,375	$275,657
2023	$—	$—	$1,885,944	$5,583,531	$2,322,440	$2,505,075

	Value of Initial Fixed $100 Investment Based On:	Net Income (Loss) (millions)(6)
Year	Total Stockholder Return(5)
2025	$31	$(104)
2024	$64	$(189)
2023	$159	$(135)

Named Executive Officers, Footnote	The dollar amounts reported in this column represent the amount of total compensation reported for Mr. Gupta, Chief Executive Officer and Mr. Temsamani, our former Chief Executive Officer, for each covered fiscal year in the "Total" column of the Summary Compensation Table for each applicable fiscal year.The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Mr. Gupta and Mr. Temsamani) for each applicable fiscal year in the "Total" column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Gupta and Mr. Temsamani) included for purposes of calculating the average amounts of total compensation in each applicable fiscal year are as follows: (ii) for 2025 and 2024, Ms. DeSieno and Mr. Lynton; (iii) for 2023, Mr. Gupta, Ms. DeSieno, Mr. Lynton and Andy Christiansen, our former Chief Financial Officer.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of "compensation actually paid" to Mr. Gupta and Mr. Temsamani, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Temsamani during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Temsamani's total compensation for each covered fiscal year to determine the compensation actually paid to each of them for such fiscal year:

PEO - Amit Gupta, Chief Executive Officer
Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$5,030,252	$(3,996,000)	$2,837,023	$3,871,275
2024	$4,558,382	$(3,845,256)	$3,006,230	$3,719,356

PEO - Karim Temsamani, former Chief Executive Officer
Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$—	$—	$—	$—
2024	$5,215,254	$(4,770,000)	$535,939	$981,193
2023	$1,885,944	$(968,000)	$4,665,587	$5,583,531
(a)The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for each applicable fiscal year.
(b)The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the applicable fiscal year; (ii) the amount equal to the change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for equity awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the applicable fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in the total compensation for the applicable fiscal year. The valuation assumptions used to calculate the fair values for purposes of determining "compensation actually paid" did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
(c)

PEO - Amit Gupta, Chief Executive Officer
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested/Forfeited in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$2,103,004	$—	$1,482,139	$(748,120)	$—	$2,837,023
2024	$2,336,732	$—	$334,949	$334,549	$—	$3,006,230
(d)

PEO - Karim Temsamani, former Chief Executive Officer
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested/Forfeited in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$—	$—	$—	$—	$—	$—
2024	$—	$—	$268,157	$267,782	$—	$535,939
2023	$921,000	$(8,518,025)	$7,635,245	$4,627,367	$—	$4,665,587

Non-PEO NEO Average Total Compensation Amount	$ 382,876	$ 367,375	$ 2,322,440
Non-PEO NEO Average Compensation Actually Paid Amount	$ 563,143	$ 275,657	2,505,075
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of "compensation actually paid" to the NEOs as a group (excluding Mr. Gupta and Mr. Temsamani), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the NEOs as a group (excluding Mr. Gupta and Mr. Temsamani) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Gupta and Mr. Temsamani) for each applicable fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$382,876	$(292,375)	$472,642	$563,143
2024	$367,375	$(1,588,656)	$1,496,938	$275,657
2023	$2,322,440	$(2,397,833)	$2,580,468	$2,505,075
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2025	$292,375	$—	$292,419	$(112,152)	$—	$472,642
2024	$1,168,802	$—	$164,416	$163,720	$—	$1,496,938
2023	$2,302,500	$(129,265)	$268,150	$132,868	$6,215	$2,580,468

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR of the Company
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Gupta and Mr. Temsamani, and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Gupta and Mr. Temsamani) is generally aligned with our cumulative TSR over the three-year period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The amount of compensation actually paid to Mr. Gupta and Mr. Temsamani and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Gupta and Mr. Temsamani) is generally aligned with our net loss over the three years presented in the table. While we do not use net loss as a performance measure in our executive compensation program, the measure of net loss is correlated with the measure adjusted contribution and adjusted EBITDA, which we do use for when setting goals in our short-term incentive compensation program and the performance-based RSUs that were awarded during 2025 to our PEO and other NEOs.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 31	$ 64	159
Net Income (Loss)	$ (104,000,000)	$ (189,000,000)	(135,000,000)
Additional 402(v) Disclosure	Cumulative total stockholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for each applicable fiscal year.
Financial Performance Measures
Our executive compensation program reflects a variable "pay-for-performance" philosophy. The performance measures that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Chief Executive Officer and other NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our Chief Executive Officer and other NEOs, for the most recently completed fiscal year, to our performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table
Our executive compensation program reflects a variable "pay-for-performance" philosophy. While we utilize several performance measures to align executive compensation with our performance, all of those performance measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the "Pay vs. Performance" table.

Measure:: 1
Pay vs Performance Disclosure
Name		Net Loss
Measure:: 5
Pay vs Performance Disclosure
Name		Return on Investment
Amit Gupta [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,030,252	$ 4,558,382	0
PEO Actually Paid Compensation Amount	3,871,275	3,719,356	0
Karim Temsamani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	5,215,254	1,885,944
PEO Actually Paid Compensation Amount	$ 0	981,193	5,583,531
PEO Name	Mr. Temsamani
PEO | Amit Gupta [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,996,000)	(3,845,256)
PEO | Amit Gupta [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,837,023	3,006,230
PEO | Amit Gupta [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,103,004	2,336,732
PEO | Amit Gupta [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0
PEO | Amit Gupta [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,482,139	334,949
PEO | Amit Gupta [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(748,120)	334,549
PEO | Amit Gupta [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0
PEO | Karim Temsamani [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,770,000)	(968,000)
PEO | Karim Temsamani [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	535,939	4,665,587
PEO | Karim Temsamani [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	921,000
PEO | Karim Temsamani [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	(8,518,025)
PEO | Karim Temsamani [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	268,157	7,635,245
PEO | Karim Temsamani [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	267,782	4,627,367
PEO | Karim Temsamani [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,375)	(1,588,656)	(2,397,833)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,642	1,496,938	2,580,468
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	292,375	1,168,802	2,302,500
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	(129,265)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	292,419	164,416	268,150
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(112,152)	163,720	132,868
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 6,215